CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 14,760	¥ 102,755	¥ 457,442
Restricted cash	54,971	382,695	252,599
Short-term financing receivables, net	61,821	430,387	753,169
Short-term financial guarantee assets, net	13,125	91,374	15,569
Accounts receivable, net	10,665	74,251	47,652
Prepayments and other current assets, net	11,250	78,330	208,399
Amounts due from related parties, net	9	64	475,426
Total current assets	166,601	1,159,856	2,210,256
Non-current assets:
Non-current restricted cash	13,711	95,454
Amounts due from related parties, net	1,436	10,000
Long-term financing receivables, net	2,744	19,100	18,882
Long-term financial guarantee assets, net	524	3,647	5,040
Long-term investments	15,600	108,603	58,038
Deferred tax assets	9,290	64,675	36,901
Property, equipment and software, net	2,057	14,317	7,806
Intangible assets, net	7,152	49,790	5,423
Goodwill	5,050	35,157	25,680
Total non-current assets	57,564	400,743	157,770
TOTAL ASSETS	224,165	1,560,599	2,368,026
Current liabilities:
Short-term borrowings (including amounts of the consolidated VIEs of RMB220,000 and RMB320,000, respectively)	45,965	320,000	220,000
Short-term funding debts (including amounts of the consolidated VIEs of RMB694,978 and RMB300,212, respectively)	43,123	300,212	694,978
Accounts payable (including amounts of the consolidated VIEs of RMB37,691 and RMB56,296, respectively)	8,291	57,719	38,850
Amounts due to related parties (including amounts of the consolidated VIEs of RMB72,937 and RMB6,749, respectively)	1,464	10,191	96,596
Tax payable (including amounts of the consolidated VIEs of RMB51,633 and RMB49,666 respectively)	7,546	52,535	57,081
Debt instrument (including amounts of the consolidated VIEs of RMB nil and RMB81,053, respectively)	11,643	81,053
Financial guarantee liabilities (including amounts of the consolidated VIEs of RMB15,537 and RMB101,933, respectively)	14,642	101,933	15,537
Accrued expenses and other liabilities (including amounts of the consolidated VIEs of RMB126,018 and RMB118,128, respectively)	22,686	157,945	157,462
Total current liabilities	155,360	1,081,588	1,280,504
Non-current liabilities:
Long-term funding debts (including amounts of the consolidated VIEs of RMB21,498 and RMB21,498, respectively)	3,088	21,498	21,498
Long-term borrowings (including amounts of the consolidated VIEs of nil and RMB80,000, respectively)	11,491	80,000
Deferred tax liabilities (including amounts of the consolidated VIEs of nil and nil, respectively)	306	2,128
Other non-current liabilities (including amounts of the consolidated VIEs of nil and nil, respectively)	1,247	8,683	8,748
Consideration payable for acquisition (including amounts of the consolidated VIEs of nil and nil, respectively)	1,147	7,982
Total non-current liabilities	17,279	120,291	30,246
TOTAL LIABILITIES	172,639	1,201,879	1,310,750
Commitments and contingencies (Note 25)
SHAREHOLDERS' EQUITY
Additional paid-in capital	284,030	1,977,365	1,896,993
Statutory reserves	4,260	29,659	1,739
Accumulated other comprehensive income	6,161	42,890	31,014
Accumulated deficit	(267,264)	(1,860,640)	(872,698)
Total Pintec Technology Holdings Limited shareholders' equity	27,223	189,528	1,057,276
Non-controlling interests	24,303	169,192
TOTAL EQUITY	51,526	358,720	1,057,276
TOTAL LIABILITIES AND EQUITY	224,165	1,560,599	2,368,026
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	30	212	185
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 6	¥ 42	¥ 43